Long-term debt - Narrative (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings	$ 213,622,000	$ 56,997,000
Accretion of deferred financing costs	$ 3,600,000	$ 3,100,000
Egypt limited recourse debt facilities | Egypt entity
Disclosure of detailed information about borrowings [line items]
Percentage of gas requirements (greater than)	70.00%
Egypt limited recourse debt facilities | Minimum | LIBOR
Disclosure of detailed information about borrowings [line items]
Basis spread, percent	0.90%
Egypt limited recourse debt facilities | Maximum | LIBOR
Disclosure of detailed information about borrowings [line items]
Basis spread, percent	1.60%
Other limited recourse debt facilities
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings	$ 60,600,000
Other limited recourse debt facilities | 50% owned subsidiary
Disclosure of detailed information about borrowings [line items]
Ownership rate	50.00%
Other limited recourse debt facilities, 5.35% due September 30, 2033
Disclosure of detailed information about borrowings [line items]
Number of vessels to be acquired | vessel	2
Other limited recourse debt facilities, 5.35% due September 30, 2033 | 50% owned subsidiary
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 86,000,000
Other limited recourse debt facilities, 5.35% due September 30, 2033 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.35%
Other limited recourse debt facilities, 5.58% due June 30, 2031
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 80,000,000
Other limited recourse debt facilities, 5.58% due June 30, 2031 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.58%
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 300,000,000
Debt covenant, EBITDA to interest coverage ratio	2
Debt covenant, debt to capitalization ratio (less than or equal)	55.00%
Default payment accelerated by a creditor, amount of indebtedness (or more)	$ 50,000,000
Default that permits a creditor to demand repayment, amount of indebtedness (or more)	$ 50,000,000